UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2003

Item 1. Reports to Stockholders

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Semiannual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Investments as of May 31, 2003
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
EVI, Inc. $2.50	3.1	3.4
Tyco International Ltd. liquid yield option note 0% 11/17/20	3.0	2.6
Amazon.com, Inc. 4.75% 2/1/09	3.0	1.0
Tyco International Group SA 3.125% 1/15/23	2.6	0.0
Sanmina-SCI Corp. 4.25% 5/1/04	2.5	0.0
Liberty Media Corp. 3.25% 3/15/31	2.3	0.9
Baxter International, Inc. $3.50	1.9	0.0
CIENA Corp. 3.75% 2/1/08	1.6	0.0
Northrop Grumman Corp. $7.25	1.5	1.7
Devon Energy Corp. 0% 6/27/20	1.4	0.0
	22.9
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.8	15.9
Consumer Discretionary	15.1	12.7
Health Care	13.6	18.9
Financials	12.3	16.3
Industrials	10.5	12.5
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Convertible Securities 84.3%		Convertible Securities 82.8%
	Stocks 11.4%		Stocks 15.5%
	Nonconvertible Bonds 2.7%		Nonconvertible Bonds 0.7%
	Short-Term Investments and Net Other Assets 1.6%		Short-Term Investments and Net Other Assets 1.0%
* Foreign investments	12.2%	** Foreign investments	7.5%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 58.5%
		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 55.8%
CONSUMER DISCRETIONARY - 9.1%
Hotels, Restaurants & Leisure - 0.3%
Starwood Hotels & Resorts Worldwide, Inc.:
0% 5/25/21 (f)		$ 5,400	$ 3,008
0% 5/25/21		3,000	1,671
			4,679
Household Durables - 0.8%
Lennar Corp. 0% 4/4/21		24,000	13,350
Internet & Catalog Retail - 3.3%
Amazon.com, Inc. 4.75% 2/1/09		51,050	48,498
School Specialty, Inc. 6% 8/1/08		5,000	5,173
			53,671
Media - 4.1%
Adelphia Communications Corp. 3.25% 5/1/21 (c)		20,000	2,100
Interpublic Group of Companies, Inc.:
1.8% 9/16/04		9,600	9,228
1.87% 6/1/06		11,800	10,280
4.5% 3/15/23 (f)		3,600	5,220
Lamar Advertising Co. 5.25% 9/15/06		1,000	1,019
Liberty Media Corp.:
3.25% 3/15/31		34,100	36,959
(Viacom, Inc. Class B (non-vtg.)) 3.25% 3/15/31 (f)		1,600	1,734
			66,540
Specialty Retail - 0.6%
Sonic Automotive, Inc. 5.25% 5/7/09		10,425	9,519
TOTAL CONSUMER DISCRETIONARY			147,759
CONSUMER STAPLES - 0.9%
Food & Staples Retailing - 0.9%
Duane Reade, Inc. 2.1478% 4/16/22 (e)		2,400	1,223
Koninklijke Ahold NV 3% 9/30/03	NLG	21,940	11,187
Performance Food Group Co. 5.5% 10/16/08		2,000	2,604
			15,014
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
ENERGY - 1.6%
Oil & Gas - 1.6%
Devon Energy Corp. 0% 6/27/20		$ 43,000	$ 23,435
Evergreen Resources, Inc. 4.75% 12/15/21 (f)		2,000	2,680
			26,115
FINANCIALS - 5.3%
Capital Markets - 0.4%
E*TRADE Group, Inc. 6% 2/1/07		6,200	5,773
Consumer Finance - 0.4%
Providian Financial Corp. 3.25% 8/15/05		7,000	6,448
Diversified Financial Services - 3.5%
Bunge Ltd. Finance Corp. 3.75% 11/15/22 (f)		5,000	5,734
IOS Capital LLC 5% 5/1/07 (f)		13,400	13,274
Navistar Financial Corp.:
4.75% 4/1/09 (f)		1,822	1,683
4.75% 4/1/09		10,700	9,884
Teva Pharmaceutical Finance BV 0.375% 11/15/22 (f)		7,000	9,100
Verizon Global Funding Corp. 0% 5/15/21		29,850	17,761
			57,436
Insurance - 0.5%
Aon Corp. 3.5% 11/15/12 (f)		2,000	2,750
Ohio Casualty Corp.:
5% 3/19/22 (f)		1,880	1,862
5% 3/19/22		4,000	3,963
			8,575
Real Estate - 0.5%
EOP Operating LP 7.25% 11/15/08 (f)		8,000	8,580
TOTAL FINANCIALS			86,812
HEALTH CARE - 9.9%
Biotechnology - 2.1%
Celgene Corp. 1.75% 6/1/08 (f)		2,000	2,045
Charles River Laboratories, Inc. 3.5% 2/1/22 (f)		4,000	4,440
Connetics Corp. 2.25% 5/30/08 (f)		1,000	1,036
CV Therapeutics, Inc. 4.75% 3/7/07		3,000	2,844
Gilead Sciences, Inc. 2% 12/15/07 (f)		8,500	11,121
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
HEALTH CARE - continued
Biotechnology - continued
Invitrogen Corp.:
2.25% 12/15/06 (f)		$ 5,000	$ 4,650
5.5% 3/1/07		7,000	7,053
			33,189
Health Care Equipment & Supplies - 1.7%
Medtronic, Inc. 1.25% 9/15/21		15,390	16,399
Resmed, Inc. 4% 6/20/06		8,030	8,336
Wilson Greatbatch Technologies, Inc. 2.25% 6/15/13 (f)		3,000	3,480
			28,215
Health Care Providers & Services - 1.8%
AmeriSource Health Corp. 5% 12/1/07		2,000	2,723
LifePoint Hospitals, Inc. 4.5% 6/1/09		14,300	13,871
Service Corp. International (SCI) 6.75% 6/22/08		10,150	10,740
Sunrise Assisted Living, Inc.:
5.25% 2/1/09 (f)		1,240	1,283
5.25% 2/1/09		700	724
			29,341
Pharmaceuticals - 4.3%
Allergan, Inc.:
0% 11/6/22 (f)		10,000	9,632
0% 11/6/22		3,000	2,890
ICN Pharmaceuticals, Inc. 6.5% 7/15/08		18,400	17,848
Isis Pharmaceuticals, Inc. 5.5% 5/1/09 (f)		1,500	1,215
Medicis Pharmaceutical Corp. 2.5% 6/4/32		2,600	3,085
Roche Holdings, Inc.:
0% 1/19/15 (f)		10,000	7,525
0% 7/25/21 (f)		37,380	21,353
Sepracor, Inc. 5.75% 11/15/06		7,700	6,939
			70,487
TOTAL HEALTH CARE			161,232
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INDUSTRIALS - 7.3%
Airlines - 0.2%
Continental Airlines, Inc. 4.5% 2/1/07		$ 2,500	$ 1,799
Northwest Airlines Corp. 6.625% 5/15/23 (f)		1,250	1,160
			2,959
Commercial Services & Supplies - 0.6%
Labor Ready, Inc. 6.25% 6/15/07 (f)		7,500	9,113
Construction & Engineering - 0.2%
Shaw Group, Inc. 0% 5/1/21		4,700	2,996
Industrial Conglomerates - 6.3%
Tyco International Group SA:
2.75% 1/15/18 (f)		11,272	12,104
3.125% 1/15/23 (f)		38,300	41,939
Tyco International Ltd. liquid yield option note 0% 11/17/20		64,950	49,037
			103,080
TOTAL INDUSTRIALS			118,148
INFORMATION TECHNOLOGY - 18.4%
Communications Equipment - 6.6%
ADC Telecommunications, Inc.:
0% 6/15/13 (f)(g)		2,000	2,000
1% 6/15/08 (f)		2,000	2,000
Avaya, Inc. 0% 10/31/21		15,200	7,714
Brocade Communications Systems, Inc. 2% 1/1/07		21,000	17,502
CIENA Corp. 3.75% 2/1/08		31,500	25,830
Comverse Technology, Inc.:
1.5% 12/1/05 (f)		4,900	4,539
1.5% 12/1/05		1,500	1,389
Corning, Inc. 0% 11/8/15		13,300	9,776
Juniper Networks, Inc. 4.75% 3/15/07		17,320	16,173
Lucent Technologies, Inc. 2.75% 6/15/25		10,000	9,950
Nortel Networks Corp. 4.25% 9/1/08		12,600	10,805
			107,678
Computers & Peripherals - 0.1%
Electronics for Imaging, Inc. 1.5% 6/1/23 (f)		2,000	2,000
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 4.5%
Global Imaging Systems, Inc. 4% 11/15/08 (f)		$ 5,000	$ 5,575
Sanmina-SCI Corp.:
0% 9/12/20		20,500	9,686
4.25% 5/1/04		39,600	39,501
Solectron Corp. liquid yield option note 0% 11/20/20		26,940	14,817
Tech Data Corp. 2% 12/15/21		4,000	3,653
			73,232
Internet Software & Services - 0.8%
America Online, Inc. 0% 12/6/19		15,900	9,461
DoubleClick, Inc. 4.75% 3/15/06		2,890	2,803
			12,264
IT Services - 0.5%
CNET, Inc. 5% 3/1/06		9,945	8,752
Semiconductors & Semiconductor Equipment - 5.1%
Atmel Corp. 0% 5/23/21		8,500	3,145
Conexant Systems, Inc. 4% 2/1/07		18,500	14,615
Credence Systems Corp. 1.5% 5/15/08 (f)		3,000	3,092
FEI Co. 5.5% 8/15/08		3,200	3,040
General Semiconductor, Inc. 5.75% 12/15/06		2,500	2,511
Infineon Technologies AG 4.25% 2/6/07	EUR	12,000	11,847
LSI Logic Corp. 4% 11/1/06		14,200	13,171
NVIDIA Corp. 4.75% 10/15/07		20,510	20,690
PMC-Sierra, Inc. 3.75% 8/15/06		2,000	1,810
Semtech Corp. 4.5% 2/1/07		4,500	4,382
Vitesse Semiconductor Corp. 4% 3/15/05		5,400	4,968
			83,271
Software - 0.8%
Amdocs Ltd. yankee 2% 6/1/08		11,200	10,948
MSC.Software Corp. 2.5% 5/5/08 (f)		2,500	2,725
			13,673
TOTAL INFORMATION TECHNOLOGY			300,870
MATERIALS - 2.3%
Metals & Mining - 2.3%
Agnico-Eagle Mines Ltd. yankee 4.5% 2/15/12		14,400	15,805
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.:
7% 2/11/11 (f)		$ 15,600	$ 18,701
8.25% 1/31/06		1,500	2,465
			36,971
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Level 3 Communications, Inc. 6% 9/15/09		6,250	3,906
Wireless Telecommunication Services - 0.5%
American Tower Corp. 6.25% 10/15/09		4,500	4,118
Nextel Partners, Inc. 1.5% 11/15/08 (f)		4,000	3,980
			8,098
TOTAL TELECOMMUNICATION SERVICES			12,004
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
El Paso Corp. 0% 2/28/21		10,400	4,368
TOTAL CONVERTIBLE BONDS			909,293
Nonconvertible Bonds - 2.7%
CONSUMER DISCRETIONARY - 0.7%
Household Durables - 0.1%
Champion Home Builders Co. 11.25% 4/15/07		1,045	956
Media - 0.6%
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
8.625% 4/1/09		3,860	2,741
9.625% 11/15/09		440	312
10% 4/1/09		7,035	4,995
10% 5/15/11		2,590	1,813
			9,861
TOTAL CONSUMER DISCRETIONARY			10,817
Corporate Bonds - continued
		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
ENERGY - 0.2%
Oil & Gas - 0.2%
The Coastal Corp.:
6.5% 6/1/08		$ 360	$ 303
7.75% 6/15/10		2,390	2,097
			2,400
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
BE Aerospace, Inc.:
8% 3/1/08		1,250	900
9.5% 11/1/08		3,335	2,501
			3,401
Airlines - 0.0%
Continental Airlines, Inc. 8% 12/15/05		610	482
TOTAL INDUSTRIALS			3,883
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Level 3 Communications, Inc. 0% 3/15/10 (d)		15,000	9,975
UTILITIES - 1.0%
Multi-Utilities & Unregulated Power - 1.0%
AES Corp. 9.5% 6/1/09		8,000	7,540
El Paso Corp. 7% 5/15/11		7,200	6,192
Williams Companies, Inc. 8.125% 3/15/12 (f)		2,800	2,744
			16,476
TOTAL NONCONVERTIBLE BONDS			43,551
TOTAL CORPORATE BONDS (Cost $882,143)			952,844
Common Stocks - 11.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.9%
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	25,000	$ 2,543
USA Interactive (a)	225,000	8,651
		11,194
Leisure Equipment & Products - 0.2%
Mega Bloks, Inc.	178,200	2,654
Mega Bloks, Inc. (a)(f)	21,800	325
		2,979
Media - 1.7%
Charter Communications, Inc. Class A (a)	750,000	2,250
EchoStar Communications Corp. Class A (a)	663,768	22,289
Gemstar-TV Guide International, Inc. (a)	340,200	1,572
Walt Disney Co.	125,000	2,456
		28,567
Textiles Apparel & Luxury Goods - 0.3%
Coach, Inc. (a)	108,043	5,308
TOTAL CONSUMER DISCRETIONARY		48,048
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.4%
Sysco Corp.	126,400	3,911
Whole Foods Market, Inc. (a)	61,955	3,380
		7,291
Food Products - 0.7%
Dean Foods Co. (a)	233,200	10,669
Personal Products - 0.2%
Gillette Co.	120,100	4,037
TOTAL CONSUMER STAPLES		21,997
ENERGY - 2.1%
Energy Equipment & Services - 1.3%
BJ Services Co. (a)	50,000	2,036
Maverick Tube Corp. (a)	200,000	4,004
National-Oilwell, Inc. (a)	320,900	7,804
Precision Drilling Corp. (a)	100,000	3,863
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Trican Well Service Ltd. (a)	150,000	$ 2,247
W-H Energy Services, Inc. (a)	52,200	1,136
		21,090
Oil & Gas - 0.8%
Apache Corp.	124,950	8,237
EnCana Corp.	125,000	4,577
		12,814
TOTAL ENERGY		33,904
FINANCIALS - 0.8%
Capital Markets - 0.2%
Bank of New York Co., Inc.	84,900	2,457
Consumer Finance - 0.2%
SLM Corp.	27,300	3,276
Insurance - 0.4%
American International Group, Inc.	116,800	6,760
TOTAL FINANCIALS		12,493
HEALTH CARE - 1.8%
Biotechnology - 0.4%
Amgen, Inc. (a)	100,000	6,471
Health Care Equipment & Supplies - 0.3%
St. Jude Medical, Inc. (a)	82,800	4,645
Health Care Providers & Services - 0.1%
Service Corp. International (SCI) (a)	250,000	1,040
Pharmaceuticals - 1.0%
Merck & Co., Inc.	240,700	13,378
Wyeth	76,600	3,359
		16,737
TOTAL HEALTH CARE		28,893
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Lockheed Martin Corp.	68,700	3,189
Electrical Equipment - 0.0%
Aura Systems, Inc. warrants 5/31/05 (a)	1	0
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 0.4%
AGCO Corp. (a)	122,000	$ 2,181
Terex Corp. (a)	238,000	4,225
		6,406
Road & Rail - 0.1%
Mullen Transportation, Inc.	50,000	1,160
TOTAL INDUSTRIALS		10,755
INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	236,100	7,048
Software - 0.4%
BEA Systems, Inc. (a)	553,452	5,999
TOTAL INFORMATION TECHNOLOGY		13,047
MATERIALS - 0.5%
Chemicals - 0.3%
Lyondell Chemical Co.	280,800	4,044
Metals & Mining - 0.2%
Compania de Minas Buenaventura SA sponsored ADR	50,000	1,473
Kinross Gold Corp. (a)	250,000	1,754
Placer Dome, Inc.	70,000	767
		3,994
TOTAL MATERIALS		8,038
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
SBC Communications, Inc.	145,200	3,697
Verizon Communications, Inc.	137,100	5,189
		8,886
TOTAL COMMON STOCKS (Cost $159,760)		186,061
Convertible Preferred Stocks - 28.5%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 2.4%
Media - 2.4%
Radio One, Inc.:
$65.00 (f)	5,970	$ 6,239
$65.00	20,495	21,419
Tribune Co. (America Online, Inc.) $3.14 PHONES	138,600	11,824
		39,482
ENERGY - 5.0%
Energy Equipment & Services - 3.1%
EVI, Inc. $2.50	955,600	49,574
Oil & Gas - 1.9%
Chesapeake Energy Corp.:
$3.00 (f)	31,400	2,006
$3.375 (f)	283,600	21,341
Teekay Shipping Corp. Series A, $1.8125	289,000	8,210
		31,557
TOTAL ENERGY		81,131
FINANCIALS - 6.2%
Diversified Financial Services - 4.4%
AES Trust III $3.375	108,700	3,366
AES Trust VII:
$3.00 (f)	126,215	4,584
$3.00	90,900	3,301
Central Parking Finance Trust $1.3125 TIPS (f)	50,000	788
Equity Securities Trust I (Cablevision Systems Corp. - NY Group Class A) $2.34	438,400	9,667
Fleetwood Capital Trust III $4.75	32,000	1,548
Newell Financial Trust I $2.625 QUIPS	87,300	4,147
News Corp. Finance Trust II (British Sky Broadcasting PLC (BSkyB)) $7.50 (f)	15,000	15,975
Pioneer Standard Financial Trust $3.375	145,500	6,648
Titan Capital Trust $2.875	31,000	1,573
TXI Capital Trust I $2.75 SPURS	44,000	1,474
Union Pacific Capital Trust $3.125	178,296	9,193
Xerox Capital Trust II $3.75 (f)	135,000	9,495
		71,759
Insurance - 1.4%
Hartford Financial Services Group, Inc. $3.50	120,000	6,236
St. Paul Companies, Inc. $4.50	46,900	3,248
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
Travelers Property Casualty Corp. $1.125	313,000	$ 7,843
UnumProvident Corp. $2.0625	200,000	5,869
		23,196
Real Estate - 0.4%
Equity Office Properties Trust Series B, $2.625	30,300	1,493
Reckson Associates Realty Corp. Series A, $1.91	62,200	1,510
Simon Property Group, Inc. $6.50	18,000	1,827
SL Green Realty Corp. $2.00 PIERS	43,100	1,487
		6,317
TOTAL FINANCIALS		101,272
HEALTH CARE - 1.9%
Health Care Equipment & Supplies - 1.9%
Baxter International, Inc. $3.50	653,000	31,344
INDUSTRIALS - 2.3%
Aerospace & Defense - 1.8%
Northrop Grumman Corp. $7.25	239,900	23,978
Raytheon Co. $4.13	106,400	5,899
		29,877
Road & Rail - 0.5%
CNF Trust I Series A, $2.50 TECONS	42,500	2,036
Kansas City Southern $21.25 (f)	10,000	5,295
		7,331
TOTAL INDUSTRIALS		37,208
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.6%
Lucent Technologies Capital Trust I $77.50	10,000	8,625
MATERIALS - 1.7%
Containers & Packaging - 1.3%
Owens-Illinois, Inc. $2.375	395,800	10,825
Sealed Air Corp. Series A, $2.00	197,800	9,811
		20,636
Metals & Mining - 0.3%
Phelps Dodge Corp. Series A $6.75 MEDS	54,000	5,042
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Paper & Forest Products - 0.1%
Boise Cascade Corp. $3.75	41,000	$ 1,736
TOTAL MATERIALS		27,414
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.7%
ALLTEL Corp. $3.875 PRIDES	179,900	8,860
CenturyTel, Inc. $1.7187 ACES	393,500	11,007
Citizens Communications Co. $1.69	327,000	8,018
		27,885
Wireless Telecommunication Services - 1.2%
Crown Castle International Corp. $3.125 PIERS	320,000	11,360
Nextel Communications, Inc. $0.00 (a)	17,000	7,129
		18,489
TOTAL TELECOMMUNICATION SERVICES		46,374
UTILITIES - 5.5%
Electric Utilities - 3.3%
Ameren Corp. $2.438 ACES	120,000	3,428
CenterPoint Energy, Inc. $1.165 ZENS	540,800	16,865
Cinergy Corp. $4.75 PRIDES	102,600	6,243
Dominion Resources, Inc. $4.375	184,300	9,753
FPL Group, Inc. $4.00	155,500	8,932
TXU Corp. $4.063 PRIDES	260,000	8,320
		53,541
Gas Utilities - 0.6%
KeySpan Corp. $4.375 MEDS	190,100	9,657
Multi-Utilities & Unregulated Power - 1.6%
Citizens Utilities Trust $2.50 EPPICS	334,200	17,211
El Paso Corp. $4.50	75,000	2,324
Sierra Pacific Resources $4.50 PIES	137,000	4,144
Williams Companies, Inc. $2.75 (f)	60,000	3,225
		26,904
TOTAL UTILITIES		90,102
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $439,642)		462,952
Money Market Funds - 2.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	35,137,101	$ 35,137
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	2,699,200	2,699
TOTAL MONEY MARKET FUNDS (Cost $37,836)		37,836
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,519,381)		1,639,693
NET OTHER ASSETS - (0.7)%		(11,103)
NET ASSETS - 100%		$ 1,628,590
Currency Abbreviations
EUR	-	European Monetary Unit
NLG	-	Dutch guilder
Security Type Abbreviations
ACES	-	Automatic Common Exchange Securities
EPPICS	-	Equity Providing Income Convertible Securities
MEDS	-	Mandatorily Exchangeable Debt Securities
PHONES	-	Participating Hybrid Option Note Exchangeable Security
PIERS	-	Preferred Home Equity Securities
PIES	-	Premium Income Equity Securities
PRIDES	-	Preferred Redeemable Increased Dividend Equity Securities
QUIPS	-	Quarterly Income Preferred Securities
SPURS	-	Shared Preference Redeemable Securities
TECONS	-	Term Convertible Shares
TIPS	-	Trust Issued Preferred Securities
ZENS	-	Zero Exchangeable Sub Notes
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $304,350,000 or 18.7% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
AAA,AA,A	2.9%
BBB	7.3%
BB	12.9%
B	18.1%
CCC,CC,C	9.3%
Not Rated	8.0%
Equities	39.9%
Short-Term Investments and Net Other Assets	1.6%
We have used ratings from Moody's® Investors Services, Inc. Where Moody's® ratings are not available, we have used S&P® ratings.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	87.8%
Luxembourg	3.3%
Bermuda	3.0%
Canada	2.6%
Netherlands	1.3%
Others (individually less than 1%)	2.0%
100.0%
Purchases and sales of securities, other than short-term securities, aggregated $1,070,931,000 and $1,038,025,000, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $28,000 for the period.
Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $369,106,000 of which $152,480,000 and $216,626,000 will expire on November 30, 2009 and 2010, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $1,699) (cost $1,519,381) - See accompanying schedule		$ 1,639,693
Receivable for investments sold		15,043
Receivable for fund shares sold		2,370
Dividends receivable		457
Interest receivable		8,441
Other receivables		9
Total assets		1,666,013

Liabilities
Payable for investments purchased	$ 32,609
Payable for fund shares redeemed	1,106
Accrued management fee	850
Other payables and accrued expenses	159
Collateral on securities loaned, at value	2,699
Total liabilities		37,423

Net Assets		$ 1,628,590
Net Assets consist of:
Paid in capital		$ 1,854,339
Undistributed net investment income		15,513
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(361,601)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		120,339
Net Assets, for 88,490 shares outstanding		$ 1,628,590
Net Asset Value, offering price and redemption price per share ($1,628,590 ÷ 88,490 shares)		$ 18.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends		$ 15,928
Interest		25,175
Security lending		15
Total income		41,118

Expenses
Management fee Basic fee	$ 3,480
Performance adjustment	1,301
Transfer agent fees	1,442
Accounting and security lending fees	166
Non-interested trustees' compensation	2
Custodian fees and expenses	19
Registration fees	29
Audit	22
Legal	4
Miscellaneous	19
Total expenses before reductions	6,484
Expense reductions	(196)	6,288
Net investment income (loss)		34,830
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	16,545
Foreign currency transactions	(39)
Total net realized gain (loss)		16,506
Change in net unrealized appreciation (depreciation) on: Investment securities	120,500
Assets and liabilities in foreign currencies	27
Total change in net unrealized appreciation (depreciation)		120,527
Net gain (loss)		137,033
Net increase (decrease) in net assets resulting from operations		$ 171,863

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002A
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,830	$ 70,524
Net realized gain (loss)	16,506	(206,449)
Change in net unrealized appreciation (depreciation)	120,527	(25,832)
Net increase (decrease) in net assets resulting from operations	171,863	(161,757)
Distributions to shareholders from net investment income	(39,365)	(85,392)
Share transactions Net proceeds from sales of shares	195,137	351,508
Reinvestment of distributions	35,642	77,521
Cost of shares redeemed	(157,759)	(492,829)
Net increase (decrease) in net assets resulting from share transactions	73,020	(63,800)
Total increase (decrease) in net assets	205,518	(310,949)

Net Assets
Beginning of period	1,423,072	1,734,021
End of period (including undistributed net investment income of $15,513 and undistributed net investment income of $20,048, respectively)	$ 1,628,590	$ 1,423,072
Other Information Shares
Sold	11,415	18,929
Issued in reinvestment of distributions	2,176	4,132
Redeemed	(9,394)	(27,692)
Net increase (decrease)	4,197	(4,631)

A Certain amounts have been reclassified. See Note 1 of the Notes to the Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 16.88	$ 19.50	$ 24.04	$ 22.43	$ 18.61	$ 19.57
Income from Investment Operations
Net investment income (loss) D	.41	.79 F,G	.69	.77	.57	.60
Net realized and unrealized gain (loss)	1.58	(2.46) F,G	(.17)	3.18	5.01	.86
Total from investment operations	1.99	(1.67)	.52	3.95	5.58	1.46
Distributions from net investment income	(.47)	(.95)	(.72)	(.64)	(.62)	(.58)
Distributions from net realized gain	-	-	(4.34)	(1.70)	(1.14)	(1.84)
Total distributions	(.47)	(.95)	(5.06)	(2.34)	(1.76)	(2.42)
Net asset value, end of period	$ 18.40	$ 16.88	$ 19.50	$ 24.04	$ 22.43	$ 18.61
Total Return B, C	12.15%	(8.97)%	1.56%	18.07%	32.36%	8.88%
Ratios to Average Net Assets E
Expenses before expense reductions	.90% A	.88%	.81%	.78%	.85%	.79%
Expenses net of voluntary waivers, if any	.90% A	.88%	.81%	.78%	.85%	.79%
Expenses net of all reductions	.87% A	.85%	.76%	.77%	.82%	.77%
Net investment income (loss)	4.84% A	4.40%F,G	3.40%	2.96%	2.85%	3.21%
Supplemental Data
Net assets, end of period (in millions)	$ 1,629	$ 1,423	$ 1,734	$ 1,843	$ 1,214	$ 987
Portfolio turnover rate	148% A	138%	282%	262%	246%	223%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

G As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. The impact of this change was a decrease to net investment income of $0.06 per share with a corresponding increase to net realized and unrealized gain (loss) per share. The ratio of net investment income to average net assets decreased from 4.76% to 4.40%. The reclassification has no impact on the net assets of the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Convertible Securities Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Reclassification of Financial Information. As a result of a revision to reflect accretion of market discount using the interest method, certain amounts for the year ended November 30, 2002 have been reclassified from what was previously reported. Net investment income for the fund decreased by $5,674 with a corresponding decrease to realized loss of $8,023 and an increase to unrealized loss of $2,349. The reclassification has no impact on the net assets of the fund.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Semiannual Report

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, prior period premium and discount on debt securities, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 179,017	|
Unrealized depreciation	(50,557)
Net unrealized appreciation (depreciation)	$ 128,460
Cost for federal income tax purposes	$ 1,511,233

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of ..20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $324 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $192 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $4.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

CVS-USAN-0703
1.786810.100

Fidelity®

Equity-Income II

Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Footnotes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Semiannual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Burlington Resources, Inc.	4.8	2.1
Charles Schwab Corp.	4.5	4.8
Citigroup, Inc.	3.9	1.8
Verizon Communications, Inc.	3.9	2.4
AOL Time Warner, Inc.	3.8	3.0
Morgan Stanley	3.7	3.6
Exxon Mobil Corp.	3.1	0.2
Union Pacific Corp.	2.6	2.0
Alcoa, Inc.	2.5	1.3
Home Depot, Inc.	2.4	0.0
	35.2
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	28.5	32.3
Industrials	19.3	16.2
Consumer Discretionary	13.2	9.5
Information Technology	11.6	11.0
Energy	9.2	8.1
Asset Allocation (% of fund's net assets)
As of May 31, 2003*		As of November 30, 2002**
	Stocks 97.3%		Stocks 92.3%
	Convertible Securities 1.3%		Convertible Securities 2.6%
	Short-Term Investments and Net Other Assets 1.4%		Short-Term Investments and Net Other Assets 5.1%
* Foreign investments	2.7%	** Foreign investments	4.5%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.2%
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	466,000	$ 16,748
USA Interactive (a)	2,231,650	85,807
		102,555
Media - 6.3%
AOL Time Warner, Inc. (a)	25,884,600	393,964
Belo Corp. Series A	3,314,700	77,564
Comcast Corp. Class A (special) (a)	3,872,200	111,597
McGraw-Hill Companies, Inc.	153,000	9,671
News Corp. Ltd. ADR	1,065,500	32,785
Omnicom Group, Inc.	177,700	12,405
Washington Post Co. Class B	12,850	9,310
		647,296
Multiline Retail - 1.4%
Federated Department Stores, Inc.	2,221,400	72,196
Target Corp.	1,967,400	72,066
		144,262
Specialty Retail - 3.0%
Home Depot, Inc.	7,322,500	237,908
TJX Companies, Inc.	3,498,400	63,671
		301,579
Textiles Apparel & Luxury Goods - 1.5%
NIKE, Inc. Class B	2,706,700	151,548
TOTAL CONSUMER DISCRETIONARY		1,347,240
CONSUMER STAPLES - 1.8%
Food Products - 1.3%
Campbell Soup Co.	1,080,200	26,951
McCormick & Co., Inc. (non-vtg.)	3,749,900	100,872
Tyson Foods, Inc. Class A	623,500	5,923
		133,746
Personal Products - 0.5%
Gillette Co.	1,582,200	53,178
TOTAL CONSUMER STAPLES		186,924
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - 9.2%
Energy Equipment & Services - 1.3%
Diamond Offshore Drilling, Inc.	2,022,900	$ 46,001
Schlumberger Ltd. (NY Shares)	1,803,100	87,667
		133,668
Oil & Gas - 7.9%
Burlington Resources, Inc.	9,113,200	485,640
Exxon Mobil Corp.	8,712,400	317,131
		802,771
TOTAL ENERGY		936,439
FINANCIALS - 28.4%
Capital Markets - 17.1%
Bank of New York Co., Inc.	7,325,900	212,012
Charles Schwab Corp.	47,524,540	460,988
Friedman, Billings, Ramsey Group, Inc. Class A	537,400	7,147
Mellon Financial Corp.	7,329,800	199,151
Merrill Lynch & Co., Inc.	1,584,200	68,596
Morgan Stanley	8,363,993	382,653
Northern Trust Corp.	5,865,000	223,808
State Street Corp.	5,089,000	194,960
		1,749,315
Commercial Banks - 2.4%
Bank of America Corp.	2,436,400	180,781
Synovus Financial Corp.	1,777,300	40,558
Wachovia Corp.	626,257	25,163
		246,502
Diversified Financial Services - 4.0%
Citigroup, Inc.	9,775,741	401,001
GATX Corp.	599,200	10,180
		411,181
Insurance - 2.5%
Allstate Corp.	1,241,400	44,678
American International Group, Inc.	2,686,700	155,506
Aon Corp.	1,894,600	48,615
		248,799
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Real Estate - 1.5%
Duke Realty Corp.	2,632,800	$ 74,719
ProLogis	2,921,278	78,553
		153,272
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	305,400	22,600
Golden West Financial Corp., Delaware	922,500	71,761
		94,361
TOTAL FINANCIALS		2,903,430
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.7%
Becton, Dickinson & Co.	1,811,600	72,464
Health Care Providers & Services - 0.2%
WebMD Corp. (a)	2,704,500	26,883
Pharmaceuticals - 1.4%
Merck & Co., Inc.	1,875,000	104,213
Pfizer, Inc.	698,100	21,655
Schering-Plough Corp.	850,800	15,697
		141,565
TOTAL HEALTH CARE		240,912
INDUSTRIALS - 19.3%
Aerospace & Defense - 1.7%
Boeing Co.	1,101,300	33,777
Goodrich Corp.	1,534,600	28,037
Lockheed Martin Corp.	2,313,640	107,399
		169,213
Commercial Services & Supplies - 0.1%
Equifax, Inc.	313,100	7,928
Electrical Equipment - 2.2%
Emerson Electric Co.	4,349,000	227,453
Industrial Conglomerates - 2.3%
General Electric Co.	7,492,340	215,030
Teleflex, Inc.	587,400	25,335
		240,365
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Machinery - 7.7%
Caterpillar, Inc.	1,863,300	$ 97,171
Cummins, Inc.	999,100	34,249
Dover Corp.	1,986,100	60,199
Eaton Corp.	2,632,400	220,937
Illinois Tool Works, Inc.	3,665,900	227,469
Navistar International Corp. (a)	1,281,000	39,480
PACCAR, Inc.	1,650,800	109,399
		788,904
Road & Rail - 5.3%
Norfolk Southern Corp.	7,619,000	167,008
Union Pacific Corp.	4,294,400	261,915
Werner Enterprises, Inc. (c)	4,751,228	108,898
		537,821
TOTAL INDUSTRIALS		1,971,684
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 3.4%
ADC Telecommunications, Inc. (a)	14,693,400	39,525
Alcatel SA sponsored ADR	1,959,270	18,104
Brocade Communications Systems, Inc. (a)	8,249,800	50,076
Cisco Systems, Inc. (a)	928,900	15,122
Enterasys Networks, Inc. (a)	2,232,800	7,748
Motorola, Inc.	13,948,100	118,838
Nokia Corp. sponsored ADR	3,375,500	60,894
Nortel Networks Corp. (a)	9,457,800	29,698
Tellabs, Inc. (a)	1,398,100	11,101
		351,106
Computers & Peripherals - 0.9%
Apple Computer, Inc. (a)	715,800	12,863
Hewlett-Packard Co.	1,036,000	20,202
International Business Machines Corp.	421,900	37,144
Sun Microsystems, Inc. (a)	5,216,300	22,587
		92,796
Electronic Equipment & Instruments - 0.5%
Arrow Electronics, Inc. (a)	990,400	16,867
Avnet, Inc. (a)	698,200	9,496
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Ingram Micro, Inc. Class A (a)	1,500,100	$ 16,531
Molex, Inc.	335,300	9,174
		52,068
IT Services - 0.4%
Electronic Data Systems Corp.	800,400	16,128
SunGard Data Systems, Inc. (a)	1,064,400	24,481
The BISYS Group, Inc. (a)	343,900	6,190
		46,799
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc. (a)	1,406,500	54,221
Broadcom Corp. Class A (a)	549,200	13,444
Cypress Semiconductor Corp. (a)	365,400	4,038
LSI Logic Corp. (a)	1,395,000	8,928
Micron Technology, Inc. (a)	16,229,900	183,722
Novellus Systems, Inc. (a)	1,544,900	53,531
Texas Instruments, Inc.	1,799,600	36,892
		354,776
Software - 2.1%
BEA Systems, Inc. (a)	5,891,400	63,863
Intuit, Inc. (a)	413,600	19,063
Microsoft Corp.	715,400	17,606
Network Associates, Inc. (a)	4,331,500	52,584
PeopleSoft, Inc. (a)	2,535,205	41,476
Reynolds & Reynolds Co. Class A	604,600	17,896
		212,488
TOTAL INFORMATION TECHNOLOGY		1,110,033
MATERIALS - 2.8%
Metals & Mining - 2.5%
Alcoa, Inc.	10,240,200	252,011
Paper & Forest Products - 0.3%
International Paper Co.	820,400	30,084
TOTAL MATERIALS		282,095
TELECOMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 5.2%
BellSouth Corp.	4,398,650	116,608
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	1,615,400	$ 11,485
Time Warner Telecom, Inc. Class A (a)	1,099,800	6,379
Verizon Communications, Inc.	10,476,200	396,524
		530,996
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC sponsored ADR	629,900	13,801
TOTAL TELECOMMUNICATION SERVICES		544,797
UTILITIES - 4.2%
Electric Utilities - 3.5%
Allegheny Energy, Inc. (a)	663,400	5,765
American Electric Power Co., Inc.	2,528,100	73,416
DQE, Inc.	237,000	3,896
Entergy Corp.	2,093,900	108,234
Exelon Corp.	1,790,000	102,567
Wisconsin Energy Corp.	1,918,200	53,422
Xcel Energy, Inc.	1,077,300	16,580
		363,880
Multi-Utilities & Unregulated Power - 0.7%
AES Corp. (a)	950,500	7,528
Duke Energy Corp.	3,180,100	61,630
		69,158
TOTAL UTILITIES		433,038
TOTAL COMMON STOCKS (Cost $9,378,171)		9,956,592
Convertible Preferred Stocks - 0.4%

FINANCIALS - 0.1%
Capital Markets - 0.1%
State Street Corp. $13.50	32,950	6,621
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.3%
Nortel Networks Corp. $1,999.97	511	$ 29,763
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $30,146)		36,384
Convertible Bonds - 0.9%
	Principal Amount (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Millennium Pharmaceuticals, Inc. 5.5% 1/15/07	$ 7,590	7,249
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.2%
Avaya, Inc. 0% 10/31/21	8,980	4,557
CIENA Corp. 3.75% 2/1/08	16,930	13,883
		18,440
Electronic Equipment & Instruments - 0.2%
Agilent Technologies, Inc. 3% 12/1/21	29,030	28,611
Semiconductors & Semiconductor Equipment - 0.1%
Micron Technology, Inc. 2.5% 2/1/10 (d)	5,882	7,095
TOTAL INFORMATION TECHNOLOGY		54,146
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc.:
6% 9/15/09	33,660	21,038
6% 3/15/10	11,760	7,174
		28,212
TOTAL CONVERTIBLE BONDS (Cost $76,995)		89,607
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 1.11% 7/3/03 (Cost $8,491)	8,500	8,492
Money Market Funds - 2.3%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 1.3% (b)	189,413,633	$ 189,414
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	47,108,000	47,108
TOTAL MONEY MARKET FUNDS (Cost $236,522)		236,522
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $9,730,325)		10,327,597
NET OTHER ASSETS - (1.0)%		(99,714)
NET ASSETS - 100%		$ 10,227,883
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $7,095,000 or 0.1% of net assets.

Other Information
Purchases and sales of securities, other than short-term securities, aggregated $6,268,719,000 and $6,183,351,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $497,000 for the period.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $614,477,000 all of which will expire on November 30, 2010.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $192,413,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $46,466) (cost $9,730,325) - See accompanying schedule		$ 10,327,597
Receivable for investments sold		64,959
Receivable for fund shares sold		6,925
Dividends receivable		10,818
Interest receivable		1,697
Other receivables		1,243
Total assets		10,413,239

Liabilities
Payable for investments purchased	$ 123,718
Payable for fund shares redeemed	10,260
Accrued management fee	3,953
Other payables and accrued expenses	317
Collateral on securities loaned, at value	47,108
Total liabilities		185,356

Net Assets		$ 10,227,883
Net Assets consist of:
Paid in capital		10,478,212
Undistributed net investment income		23,531
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(871,135)
Net unrealized appreciation (depreciation) on investments		597,275
Net Assets, for 525,058 shares outstanding		$ 10,227,883
Net Asset Value, offering price and redemption price per share ($10,227,883 ÷ 525,058 shares)		$ 19.48

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends (including $180 received from affiliated issuers)		$ 90,965
Interest		7,660
Security lending		90
Total income		98,715

Expenses
Management fee	$ 22,425
Transfer agent fees	9,652
Accounting and security lending fees	425
Non-interested trustees' compensation	18
Depreciation deferred trustee compensation account	(36)
Custodian fees and expenses	90
Registration fees	26
Audit	56
Legal	23
Miscellaneous	67
Total expenses before reductions	32,746
Expense reductions	(3,302)	29,444
Net investment income (loss)		69,271
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(8,701)
Foreign currency transactions	(3)
Futures contracts	3,494
Total net realized gain (loss)		(5,210)
Change in net unrealized appreciation (depreciation) on investment securities		370,343
Net gain (loss)		365,133
Net increase (decrease) in net assets resulting from operations		$ 434,404

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 69,271	$ 138,094
Net realized gain (loss)	(5,210)	(812,590)
Change in net unrealized appreciation (depreciation)	370,343	(192,103)
Net increase (decrease) in net assets resulting from operations	434,404	(866,599)
Distributions to shareholders from net investment income	(69,405)	(130,488)
Distributions to shareholders from net realized gain	-	(483,185)
Total distributions	(69,405)	(613,673)
Share transactions Net proceeds from sales of shares	569,856	1,021,592
Reinvestment of distributions	65,729	582,605
Cost of shares redeemed	(928,574)	(1,997,487)
Net increase (decrease) in net assets resulting from share transactions	(292,989)	(393,290)
Total increase (decrease) in net assets	72,010	(1,873,562)

Net Assets
Beginning of period	10,155,873	12,029,435
End of period (including undistributed net investment income of $23,531 and undistributed net investment income of $23,665, respectively)	$ 10,227,883	$ 10,155,873
Other Information Shares
Sold	32,198	52,428
Issued in reinvestment of distributions	3,851	28,094
Redeemed	(53,384)	(105,330)
Net increase (decrease)	(17,335)	(24,808)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 18.72	$ 21.21	$ 27.49	$ 30.34	$ 30.73	$ 28.81
Income from Investment Operations
Net investment income (loss) D	.13	.24 F	.34	.40	.37	.35
Net realized and unrealized gain (loss)	.76	(1.65) F	(1.15)	.50	2.01	4.84
Total from investment operations	.89	(1.41)	(.81)	.90	2.38	5.19
Distributions from net investment income	(.13)	(.23)	(.39)	(.40)	(.35)	(.33)
Distributions from net realized gain	-	(.85)	(5.08)	(3.35)	(2.42)	(2.94)
Total distributions	(.13)	(1.08)	(5.47)	(3.75)	(2.77)	(3.27)
Net asset value, end of period	$ 19.48	$ 18.72	$ 21.21	$ 27.49	$ 30.34	$ 30.73
Total Return B, C	4.85%	(7.08)%	(4.33)%	3.50%	8.25%	20.05%
Ratios to Average Net Assets E
Expenses before expense reductions	.71% A	.70%	.67%	.67%	.66%	.68%
Expenses net of voluntary waivers, if any	.71% A	.70%	.67%	.67%	.66%	.68%
Expenses net of all reductions	.64% A	.63%	.62%	.63%	.64%	.66%
Net investment income (loss)	1.50% A	1.26% F	1.49%	1.47%	1.19%	1.20%
Supplemental Data
Net assets, end of period (in millions)	$ 10,228	$ 10,156	$ 12,029	$ 13,401	$ 18,184	$ 18,606
Portfolio turnover rate	137% A	135%	136%	151%	71%	62%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

F Effective December 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Equity-Income II Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, market discount, contingent interest, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 1,024,020	|
Unrealized depreciation	(483,409)
Net unrealized appreciation (depreciation)	$ 540,611
Cost for federal income tax purposes	$ 9,786,986

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counter-parties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of ..21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $2,664 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $3,282 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $2 and $18, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Werner Enterprises, Inc.	$ 25,456	$ -	$ 180	$ 108,898

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan® Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EII-USAN-0703
1.786811.100

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

This shareholder update and report on the performance of your fund is among the first to be produced under the new Sarbanes-Oxley Public Company Accounting and Investor Protection Act of 2002. This act requires that public companies certify, under penalty of law, the financial information they report to shareholders. It was adopted by Congress in reaction to several incidents of corporate malfeasance that brought the integrity of management of some publicly traded companies into question.

After the act was signed into law, the Securities and Exchange Commission interpreted it as applying to mutual funds as well as public companies. Thus, every mutual fund now is required to certify that the financial information provided in annual and semiannual reports to shareholders fully and fairly presents its financial position.

There is little doubt that the intent of Congress and regulators in this matter is a noble one - to improve the accuracy and accountability of financial reporting to investors by corporate America. We in no way condone any of the activities that brought about these requirements, and we welcome any and every reasonable proposal to strengthen investor protection and information disclosure.

That said, we are proud that mutual funds have always provided full and fair disclosure. Governed by the Investment Company Act of 1940 - and monitored and regulated by federal and state agencies, industry oversight associations, and independent directors - mutual funds are among the most transparent of all financial products. For example, the prices of mutual fund shares are established and published every business day, and the majority of members of the Board of Trustees that oversees our funds are not affiliated with the business of Fidelity. The disclosure standards of mutual funds actually have become models for governance and transparency across corporate America.

We are, of course, complying in full with the letter of this new requirement and hope that any future efforts by Congress to reassure investors about the honesty of corporate America will focus on practical and substantive solutions of genuine value to shareholders.

This sort of careful consideration was evident as Congress deliberated President Bush's tax cut package this spring, then enacted legislation that contains a variety of benefits for American families, investors and businesses. Although the final bill did not completely eliminate the tax that individual investors pay when they receive dividends from companies, it still will benefit American investors, and we applaud it in the spirit of compromise that marked the debate in Congress.

At Fidelity, we are committed to acting at all times in accordance with the highest standards of integrity and in the best interests of our fund shareholders. We are proud of the amount of information we provide to those who invest in our funds and pleased to continue that level of communication with you in these reports.

Semiannual Report

President's Message - continued

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
EchoStar Communications Corp. Class A	6.9	4.2
Xerox Corp.	4.9	3.9
Nextel Communications, Inc. Class A	4.4	1.6
AOL Time Warner, Inc.	3.8	0.0
First Data Corp.	2.7	3.3
Tyco International Ltd.	2.4	0.7
Microsoft Corp.	2.0	0.0
Bed Bath & Beyond, Inc.	1.8	1.5
Qwest Communications International, Inc.	1.8	1.7
Dow Chemical Co.	1.5	0.0
	32.2
Top Five Market Sectors as of May 31, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	19.0	12.2
Consumer Discretionary	18.7	16.9
Financials	13.7	20.4
Industrials	12.9	13.4
Telecommunication Services	9.5	3.7
Asset Allocation (% of fund's net assets)
As of May 31, 2003 *		As of November 30, 2002 **
	Stocks 89.7%		Stocks 97.4%
	Short-Term Investments and Net Other Assets 10.3%		Short-Term Investments and Net Other Assets 2.6%
* Foreign investments	6.7%	** Foreign investments	6.5%

Semiannual Report

Investments May 31, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 18.7%
Hotels, Restaurants & Leisure - 0.2%
Hilton Hotels Corp.	138,500	$ 1,920
Jurys Doyle Hotel Group PLC (United Kingdom)	28	0
Marriott International, Inc. Class A	200,000	7,820
		9,740
Household Durables - 0.1%
Snap-On, Inc.	29,600	900
Tupperware Corp.	90,600	1,439
		2,339
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	550,000	19,767
Leisure Equipment & Products - 0.0%
Mattel, Inc.	49,400	1,063
Media - 14.8%
ADVO, Inc. (a)	59,500	2,437
AOL Time Warner, Inc. (a)	11,202,679	170,505
Clear Channel Communications, Inc. (a)	1,342,300	54,632
EchoStar Communications Corp. Class A (a)	9,100,000	305,577
EMI Group PLC	12,834,900	26,031
Liberty Media Corp. Class A (a)	3,664,000	42,869
Scholastic Corp. (a)	1,121,300	34,940
Viacom, Inc. Class B (non-vtg.) (a)	429,600	19,555
		656,546
Specialty Retail - 2.8%
Bed Bath & Beyond, Inc. (a)	1,900,000	79,496
CDW Computer Centers, Inc. (a)	400,000	16,296
Home Depot, Inc.	450,700	14,643
Office Depot, Inc. (a)	1,011,400	13,553
Pier 1 Imports, Inc.	46,500	935
		124,923
Textiles Apparel & Luxury Goods - 0.3%
Jones Apparel Group, Inc. (a)	513,300	15,070
TOTAL CONSUMER DISCRETIONARY		829,448
CONSUMER STAPLES - 2.1%
Beverages - 1.1%
The Coca-Cola Co.	1,074,400	48,960
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 0.6%
Sysco Corp.	877,600	$ 27,153
Tobacco - 0.4%
RJ Reynolds Tobacco Holdings, Inc.	536,900	18,303
TOTAL CONSUMER STAPLES		94,416
ENERGY - 4.2%
Energy Equipment & Services - 3.2%
BJ Services Co. (a)	1,354,533	55,143
ENSCO International, Inc.	150,000	4,500
GlobalSantaFe Corp.	900,000	22,392
Nabors Industries Ltd. (a)	769,700	34,698
Patterson-UTI Energy, Inc. (a)	53,700	1,965
Weatherford International Ltd. (a)	550,000	24,943
		143,641
Oil & Gas - 1.0%
ConocoPhillips	200,000	10,794
Exxon Mobil Corp.	900,000	32,760
		43,554
TOTAL ENERGY		187,195
FINANCIALS - 13.7%
Capital Markets - 4.7%
Bank of New York Co., Inc.	1,664,600	48,174
Charles Schwab Corp.	6,678,919	64,786
J.P. Morgan Chase & Co.	248,300	8,159
Janus Capital Group, Inc.	315,000	4,898
Legg Mason, Inc.	158,510	10,241
Merrill Lynch & Co., Inc.	1,013,400	43,880
Morgan Stanley	647,780	29,636
		209,774
Commercial Banks - 2.9%
Bank of America Corp.	234,100	17,370
Bank One Corp.	1,513,900	56,559
Comerica, Inc.	608,000	28,132
Fifth Third Bancorp	473,900	27,249
		129,310
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Consumer Finance - 2.5%
American Express Co.	1,180,700	$ 49,188
Capital One Financial Corp.	480,100	23,126
MBNA Corp.	1,805,000	36,190
		108,504
Diversified Financial Services - 0.6%
Moody's Corp.	536,600	27,984
Insurance - 3.0%
ACE Ltd.	1,499,200	54,721
AMBAC Financial Group, Inc.	486,600	32,461
American International Group, Inc.	627,900	36,343
Aon Corp.	328,700	8,434
		131,959
TOTAL FINANCIALS		607,531
HEALTH CARE - 7.1%
Biotechnology - 1.8%
Biogen, Inc. (a)	1,177,300	49,965
Genentech, Inc. (a)	458,600	28,713
Trimeris, Inc. (a)	33,200	1,638
		80,316
Health Care Equipment & Supplies - 1.3%
Alcon, Inc.	100,000	4,250
Baxter International, Inc.	430,700	10,914
Becton, Dickinson & Co.	680,000	27,200
C.R. Bard, Inc.	200,000	14,030
Cooper Companies, Inc.	48,800	1,685
		58,079
Health Care Providers & Services - 2.0%
Health Management Associates, Inc. Class A	1,332,400	24,849
Laboratory Corp. of America Holdings (a)	1,371,500	44,094
Per-Se Technologies, Inc. warrants 7/8/03 (a)	52,343	0
Quest Diagnostics, Inc. (a)	200,000	12,672
WebMD Corp. (a)	738,600	7,342
		88,957
Pharmaceuticals - 2.0%
Angiotech Pharmaceuticals, Inc. (a)	225,300	6,712
Biovail Corp. (a)	661,700	30,996
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Forest Laboratories, Inc. (a)	99,500	$ 5,025
Merck & Co., Inc.	823,400	45,765
		88,498
TOTAL HEALTH CARE		315,850
INDUSTRIALS - 12.9%
Airlines - 2.1%
JetBlue Airways Corp. (a)	27,200	919
Ryanair Holdings PLC:
warrants (UBS Warrant Programme) 2/25/04 (a)	1,587,379	10,855
sponsored ADR (a)	1,170,100	48,524
Southwest Airlines Co.	2,082,700	33,469
		93,767
Commercial Services & Supplies - 1.0%
Central Parking Corp.	32,900	373
Equifax, Inc.	771,100	19,524
Monster Worldwide, Inc.	69,156	1,373
Robert Half International, Inc. (a)	912,200	15,462
Sothebys Holdings, Inc. Class A (ltd. vtg.) (a)	527,800	4,280
Sylvan Learning Systems, Inc. (a)	114,200	2,382
		43,394
Electrical Equipment - 0.5%
Emerson Electric Co.	400,000	20,920
Industrial Conglomerates - 2.9%
3M Co.	174,700	22,094
Tyco International Ltd.	6,029,900	106,729
		128,823
Machinery - 3.3%
Caterpillar, Inc.	500,000	26,075
Cummins, Inc.	402,600	13,801
Danaher Corp.	100,000	6,692
Deere & Co.	400,000	17,468
Illinois Tool Works, Inc.	372,900	23,138
Ingersoll-Rand Co. Ltd. Class A	820,400	35,934
Parker Hannifin Corp.	553,200	22,366
		145,474
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Marine - 0.4%
Irish Continental Group PLC (c)	2,101,733	$ 19,295
Road & Rail - 2.7%
Burlington Northern Santa Fe Corp.	878,900	25,936
CSX Corp.	586,300	19,201
Norfolk Southern Corp.	2,498,000	54,756
Union Pacific Corp.	343,000	20,920
		120,813
TOTAL INDUSTRIALS		572,486
INFORMATION TECHNOLOGY - 19.0%
Communications Equipment - 1.9%
Alcatel SA sponsored ADR	1,750,000	16,170
Enterasys Networks, Inc. (a)	450,400	1,563
Lucent Technologies, Inc. (a)	7,000,000	15,470
Nortel Networks Corp. (a)	9,612,700	30,184
Telefonaktiebolaget LM Ericsson ADR (a)	1,878,600	19,537
		82,924
Computers & Peripherals - 0.4%
Apple Computer, Inc. (a)	732,200	13,158
Seagate Technology	327,500	4,962
		18,120
Electronic Equipment & Instruments - 0.5%
Ingram Micro, Inc. Class A (a)	1,739,100	19,165
Lexar Media, Inc. (a)	559,900	4,126
		23,291
Internet Software & Services - 1.8%
Netegrity, Inc. (a)	73,836	449
RealNetworks, Inc. (a)	1,871,400	14,878
VeriSign, Inc. (a)	2,619,100	39,234
Yahoo!, Inc. (a)	850,000	25,373
		79,934
IT Services - 3.8%
Affiliated Computer Services, Inc. Class A (a)	706,100	32,721
First Data Corp.	2,914,700	120,727
Paychex, Inc.	513,288	15,666
		169,114
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 4.9%
Xerox Corp. (a)	19,902,300	$ 217,532
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc. (a)	1,516,510	58,461
Atmel Corp. (a)	6,274,700	19,012
		77,473
Software - 3.9%
BEA Systems, Inc. (a)	3,268,660	35,432
Microsoft Corp.	3,562,700	87,678
Reynolds & Reynolds Co. Class A	1,090,000	32,264
Synopsys, Inc. (a)	62,800	3,849
VERITAS Software Corp. (a)	500,000	13,875
		173,098
TOTAL INFORMATION TECHNOLOGY		841,486
MATERIALS - 2.2%
Chemicals - 2.2%
Dow Chemical Co.	2,126,900	67,635
PPG Industries, Inc.	625,800	30,433
		98,068
TELECOMMUNICATION SERVICES - 9.5%
Diversified Telecommunication Services - 3.4%
BellSouth Corp.	500,000	13,255
Cincinnati Bell, Inc. (a)	27,800	142
Qwest Communications International, Inc. (a)	17,556,100	78,827
SBC Communications, Inc.	1,000,000	25,460
Time Warner Telecom, Inc. Class A (a)	1,231,500	7,143
Verizon Communications, Inc.	700,000	26,495
		151,322
Wireless Telecommunication Services - 6.1%
American Tower Corp. Class A (a)	1,824,360	16,346
At Road, Inc. (a)	56,700	500
AT&T Wireless Services, Inc. (a)	5,246,300	40,764
Crown Castle International Corp. (a)	2,067,569	17,223
Nextel Communications, Inc. Class A (a)	12,886,400	193,167
		268,000
TOTAL TELECOMMUNICATION SERVICES		419,322
Common Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.3%
Multi-Utilities & Unregulated Power - 0.3%
AES Corp. (a)	1,838,600	$ 14,562
TOTAL COMMON STOCKS (Cost $3,549,006)		3,980,364
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies Series E (d)	41,400	41
Procket Networks, Inc. Series C (d)	1,721,344	861
		902
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $17,714)		902
Money Market Funds - 13.9%

Fidelity Cash Central Fund, 1.3% (b)	605,222,740	605,223
Fidelity Securities Lending Cash Central Fund, 1.31% (b)	11,302,100	11,302
TOTAL MONEY MARKET FUNDS (Cost $616,525)		616,525
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $4,183,245)		4,597,791
NET OTHER ASSETS - (3.6)%		(157,856)
NET ASSETS - 100%		$ 4,439,935
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(c) Affiliated company
(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies Series E	9/19/00	$ 714
Procket Networks, Inc. Series C	2/9/01	$ 17,000
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $3,542,238,000 and $4,060,626,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $349,000 for the period.

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $902,000 or 0.0% of net assets.

The fund participated in the interfund lending program as a borrower. The average daily loan balance during the period for which the loan was outstanding amounted to $5,814,000. The weighted average interest rate was 1.37%. At period end there were no interfund loans outstanding.

Income Tax Information
At November 30, 2002, the fund had a capital loss carryforward of approximately $2,595,388,000 of which $2,050,100,000 and $545,288,000 will expire on November 30, 2009 and 2010, respectively.
The fund intends to elect to defer to its fiscal year ending November 30, 2003 approximately $19,316,000 of losses recognized during the period November 1, 2002 to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $10,563) (cost $4,183,245) - See accompanying schedule		$ 4,597,791
Receivable for investments sold		140,505
Receivable for fund shares sold		1,688
Dividends receivable		4,349
Interest receivable		373
Other receivables		818
Total assets		4,745,524

Liabilities
Payable to custodian bank	$ 121
Payable for investments purchased	286,583
Payable for fund shares redeemed	5,119
Accrued management fee	2,281
Other payables and accrued expenses	183
Collateral on securities loaned, at value	11,302
Total liabilities		305,589

Net Assets		$ 4,439,935
Net Assets consist of:
Paid in capital		$ 6,414,889
Undistributed net investment income		15,650
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(2,405,559)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		414,955
Net Assets, for 309,947 shares outstanding		$ 4,439,935
Net Asset Value, offering price and redemption price per share ($4,439,935 ÷ 309,947 shares)		$ 14.32

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended May 31, 2003 (Unaudited)

Investment Income
Dividends (including $16,926 received from affiliated issuers)		$ 44,881
Interest		1,554
Security lending		110
Total income		46,545

Expenses
Management fee Basic fee	$ 12,106
Performance adjustment	(2,286)
Transfer agent fees	4,094
Accounting and security lending fees	319
Non-interested trustees' compensation	8
Depreciation in deferred trustee compensation account	(13)
Custodian fees and expenses	82
Registration fees	19
Audit	39
Legal	15
Interest	1
Miscellaneous	26
Total expenses before reductions	14,410
Expense reductions	(1,605)	12,805
Net investment income (loss)		33,740
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $50,008 on sales of investments in affiliated issuers)	208,460
Foreign currency transactions	78
Total net realized gain (loss)		208,538
Change in net unrealized appreciation (depreciation) on: Investment securities	(35,768)
Assets and liabilities in foreign currencies	297
Total change in net unrealized appreciation (depreciation)		(35,471)
Net gain (loss)		173,067
Net increase (decrease) in net assets resulting from operations		$ 206,807

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2003 (Unaudited)	Year ended November 30, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 33,740	$ 69,784
Net realized gain (loss)	208,538	(385,902)
Change in net unrealized appreciation (depreciation)	(35,471)	(290,042)
Net increase (decrease) in net assets resulting from operations	206,807	(606,160)
Distributions to shareholders from net investment income	(67,225)	(68,843)
Share transactions Net proceeds from sales of shares	222,101	624,261
Reinvestment of distributions	66,756	68,326
Cost of shares redeemed	(431,024)	(1,057,577)
Net increase (decrease) in net assets resulting from share transactions	(142,167)	(364,990)
Total increase (decrease) in net assets	(2,585)	(1,039,993)

Net Assets
Beginning of period	4,442,520	5,482,513
End of period (including undistributed net investment income of $15,650 and undistributed net investment income of $49,135, respectively)	$ 4,439,935	$ 4,442,520
Other Information Shares
Sold	16,830	42,115
Issued in reinvestment of distributions	4,989	4,377
Redeemed	(33,102)	(71,382)
Net increase (decrease)	(11,283)	(24,890)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended May 31, 2003	Years ended November 30,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.83	$ 15.84	$ 24.46	$ 23.82	$ 21.40	$ 20.47
Income from Invest- ment Operations
Net investment income (loss) D	.11	.21	.17	.05	.05	.13 F
Net realized and unrealized gain (loss)	.59	(2.02)	(4.60)	3.83	5.25	4.34
Total from investment operations	.70	(1.81)	(4.43)	3.88	5.30	4.47
Distributions from net investment income	(.21)	(.20)	(.08)	(.05)	(.14)	(.13)
Distributions from net realized gain	-	-	(4.11)	(3.19)	(2.74)	(3.41)
Total distributions	(.21)	(.20)	(4.19)	(3.24)	(2.88)	(3.54)
Net asset value, end of period	$ 14.32	$ 13.83	$ 15.84	$ 24.46	$ 23.82	$ 21.40
Total Return B, C	5.17%	(11.57)%	(22.86)%	17.02%	27.93%	27.16%
Ratios to Average Net Assets E
Expenses before expense reductions	.69% A	1.07%	.97%	.88%	.63%	.62%
Expenses net of voluntary waivers, if any	.69% A	1.07%	.97%	.88%	.63%	.62%
Expenses net of all reductions	.62% A	.97%	.92%	.85%	.58%	.57%
Net investment income (loss)	1.63% A	1.41%	.95%	.19%	.25%	.68%
Supplemental Data
Net assets, end of period (in millions)	$ 4,440	$ 4,443	$ 5,483	$ 7,921	$ 5,912	$ 4,644
Portfolio turnover rate	179% A	191%	187%	249%	310%	266%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Investment income per share reflects a special dividend which amounted to $.03 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Independence Fund (the fund) is a fund of Fidelity Financial Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 502,644	|
Unrealized depreciation	(92,383)
Net unrealized appreciation (depreciation)	$ 410,261
Cost for federal income tax purposes	$ 4,187,530

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .47% of the fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Semiannual Report

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of ..20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,550 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,596 for the period. In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody and transfer agent expenses by $1 and $8, respectively.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Arnotts PLC	$ -	$ 5,390	$ -	$ -
Irish Continental Group PLC	-	6,614	396	19,295
RJ Reynolds Tobacco Holdings, Inc.	-	92,182	16,530	-
TOTALS	$ -	$ 104,186	$ 16,926	$ 19,295

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.
Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

Fidelity's Growth Funds

Aggressive Growth Fund

Blue Chip Growth Fund

Blue Chip Value Fund

Capital Appreciation Fund

Contrafund®

Contrafund® II

Disciplined Equity Fund

Dividend Growth Fund

Export and Multinational Fund

Fidelity Fifty®

Fidelity Value Discovery Fund

Focused Stock Fund

Growth Company Fund

Independence Fund

Large Cap Stock Fund

Leveraged Company Stock Fund

Low-Priced Stock Fund

Magellan® Fund

Mid-Cap Stock Fund

New Millennium Fund®

OTC Portfolio

Small Cap Independence Fund

Small Cap Stock Fund

Stock Selector

Structured Large Cap Growth Fund

Structured Large Cap Value Fund

Structured Mid Cap Growth Fund

Structured Mid Cap Value Fund

Tax Managed Stock Fund

Trend Fund

Value Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

FRE-USAN-0703
1.786813.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fidelity Financial Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There were no significant changes in Fidelity Financial Trust internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

Item 10. Exhibits

(a)		Not applicable.
(b)	(1)	Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.
	(2)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 22, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Maria Dwyer
Maria Dwyer
President and Treasurer

Date:	July 22, 2003
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	July 22, 2003